Mineral properties (Details Narrative) - USD ($)		6 Months Ended
	Mar. 31, 2021	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of shares issued		302,964,194	281,440,144
Royalty percentage	2.00%
Description of Betty East Property option agreement		On January 14, 2026, the Company and Primus Resources L.C. (the “Optionor”) entered into a Property Option Agreement, according to which, the Company is granted the option to acquire 100% of thirty-two unpatented lode mining claims known as the Betty East Property, located in Nye County, Nevada (the “Property”), by making staged cash and share payments totaling $900,000, issuing 950,000 common shares of the Company, and incurring an aggregate of $1,000,000 in exploration expenditures on the Property over five years, as follows:Pay $30,000 (paid) and issue 100,000 shares (issued, valued at $31,161) within five days following the later of the January 14, 2026 (the “Effective Date”) and January 22, 2026, the date on which the Company receives TSX Venture Exchange approval of the Agreement;Pay $30,000 and issue 100,000 Shares on or before the 1st anniversary of the Effective Date;Pay $30,000, issue 150,000 shares and incur $150,000 in exploration expenditures on or before the 2nd anniversary of the Effective Date; Pay $50,000, issue 150,000 shares and incur $200,000 in exploration expenditures on or before the 3rd anniversary of the Effective Date;Pay $50,000, issue 200,000 shares and incur $250,000 in exploration expenditures on or before the 4th anniversary of the Effective Date; andPay $710,000, issue 250,000 shares and incur $400,000 in exploration expenditures on or before the 5th anniversary of the Effective Date.Upon the exercise of the Option, the Optionor will be granted a 2% net smelter returns royalty (the “NSR Royalty) on the Property, with the Company retaining the right to buy back one-half (1%) of the NSR Royalty by paying the Optionor an amount equal to the value of 500 ounces of .999 fine gold.
Goldwedge Manhattan Project [Member]
IfrsStatementLineItems [Line Items]
Cash Paid	$ 100,000
Number of shares issued	2,091,149
Issued capital, ordinary shares	$ 199,062
Goldwedge [Member]
IfrsStatementLineItems [Line Items]
Cash Paid		$ 280,000
Change of estimation of environmental rehabilitation liabilities			$ 222,159